Assets held for sale	12 Months Ended
Dec. 31, 2022
Non-current assets held-for-sale [Abstract]
Assets Held For Sale	Assets held for sale

			$ million
		Dec 31, 2022			Dec 31, 2021
	Current	Non-current	Total	Current	Non-current	Total
Intangible assets	—	—	—	—	116	116
Property, plant and equipment	—	2,526	2,526	—	896	896
Joint ventures and associates	—	94	94	—	—	—
Investments in securities	—	128	128	—	—	—
Trade and other receivables	44	51	95	349	71	420
Inventories	8	—	8	528	—	528
Assets classified as held for sale	52	2,799	2,851	877	1,083	1,960
Debt	3	1	4	257	199	456
Trade and other payables	256	22	278	235	140	375
Deferred tax	—	—	—	—	41	41
Retirement benefits	—	—	—	—	108	108
Decommissioning and other provisions	134	971	1,105	10	219	229
Income taxes payable	8	—	8	44	—	44
Liabilities directly associated with assets classified as held for sale	401	994	1,395	546	707	1,253
At December 31, 2022, assets held for sale mainly related to three Upstream projects. All transactions that resulted in the reclassification of assets held for sale at December 31, 2022, are expected to be completed in 2023.
In 2022, Shell ceased to classify one asset within Chemicals and Products as held for sale as it no longer met the assets-held-for-sale criteria. All other assets classified as held for sale at December 31, 2021, were sold in 2022.